Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) kr / ¥	Dec. 31, 2022 USD ($) kr / ¥		Jan. 01, 2023 kr / ¥	Jan. 01, 2022 kr / ¥	Dec. 31, 2021 USD ($)	[2]	Dec. 31, 2020 USD ($)	[2]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rate	0.0758	0.057
Closing foreign exchange rate | kr / ¥	0.71	0.66		0.66	0.70
Financial liabilities	$ (4,684,997)	$ (3,010,414)
Other non-current interest-bearing liabilities - related parties	(1,409,244)	(43,643)	[1]
Operational credit risk, unrelated parties	$ 23,635
Operational credit risk, unrelated parties, percentage	0.1268
Cash and cash equivalents	$ 768,927	973,877	[1]			$ 756,677		$ 316,424
Borrowings	2,023,582	1,326,388
Borrowings With Floating Interest Rates | Related parties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	1,292,576
Floorplan facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	87,039	14,561
Floorplan facilities | Related parties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 35,747	16,690
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average cost of capital management	0.0641
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average cost of capital management	0.1039
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operational credit risk, unrelated parties	$ 19,205	$ 26,649
Operational credit risk, unrelated parties, percentage	0.1030	0.1310
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,923,755	$ 819,390

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.